Income Taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Deferred tax assets:
Net operating loss carry forward		20,057	13,667
Deferred rent		5,180	5,638
Accrued payroll and other expense		6,391	2,227
Property and equipment impairment		3,394	3,263
Others		213	264
Sub-total		35,235	25,059
Valuation allowance	(4,300)	(25,764)	(18,263)
Total deferred tax assets		9,471	6,796
Deferred tax assets are analyzed as:
Current	310	1,879	771
Non-current	1,254	7,592	6,025
Total deferred tax assets		9,471	6,796